Real Estate Activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Real Estate Investments, Net [Abstract]
Schedule of Real Estate Dispositions	The following table summarizes our real estate disposition activity (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Number of properties sold	6	3
Number of outparcels sold(1)	1	—
Proceeds from sale of real estate	$58,356	$17,447
Gain (loss) on sale of properties, net(2)	14,355	(826)
(1)The outparcel sold in the first quarter of 2021 was the only remaining portion of one of our properties, and therefore the sale resulted in a reduction in our total property count.
(2)The gain (loss) on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain (Loss) on Disposal of Property, Net on the consolidated statements of operations.
Subsequent to March 31, 2021, we sold two properties for $20.2 million.

Property Sales—The following table summarizes our real estate disposition activity, excluding properties contributed or sold to GRP I (see Note 7), for the years ended December 31, 2020, 2019, and 2018 (dollars in thousands):

	2020	2019	2018
Number of properties sold(1)	7	21	8
Number of outparcels sold	1	1	—
Proceeds from sale of real estate	$57,902	$223,083	$82,145
Gain on sale of properties, net(2)	10,117	30,039	16,757
(1)We retained certain outparcels of land associated with one of our property dispositions during the year ended December 31, 2020, and as a result, this property is still included in our total property count.
(2)The gain on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain on Sale or Contribution of Property, Net on the consolidated statements of operations.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes our real estate acquisition activity (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Number of properties acquired	2	—
Number of outparcels acquired(1)	2	2
Total acquisition price	$39,850	$4,319
(1)Outparcels acquired are adjacent to shopping centers that we own.
Acquisitions—The following table summarizes our real estate acquisition activity for the years ended December 31, 2020, 2019, and 2018 (dollars and square feet in thousands):

	2020	2019	2018
Number of properties purchased(1)	2	2	5
Number of outparcels purchased(2)	2	2	2
Total price of acquisitions	$41,482	$71,722	$98,941
Total square footage acquired	216	213	543
(1)Excludes 86 properties acquired in the Merger and three properties acquired in the merger with Phillips Edison Grocery Center REIT III, Inc. (“REIT III”).
(2)Outparcels purchased in 2020, 2019, and 2018 are parcels of land adjacent to shopping centers that we own.

Schedule of Acquired Intangible Leases
The fair value and weighted-average useful life at acquisition for lease intangibles acquired are as follows (dollars in thousands, weighted-average useful life in years):

	Three Months Ended March 31, 2021
	Fair Value	Weighted-Average Useful Life
In-place leases	$4,155	7
Above-market leases	52	5
Below-market leases	(1,652)	6

The fair value and weighted-average useful life at acquisition for lease intangibles acquired as part of the transactions above during the years ended December 31, 2020 and 2019, are as follows (dollars in thousands, weighted-average useful life in years):

	2020		2019
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
In-place leases	$3,360	10	$11,907	9
Above-market leases	709	4	2,017	9
Below-market leases	(2,466)	21	(3,385)	15

Schedule of Real Estate Held-for-sale	A summary of assets and liabilities for the properties held for sale as of March 31, 2021 is below (in thousands):

March 31, 2021
ASSETS
Total investment in real estate assets, net	$23,852
Other assets, net	517
Total assets	$24,369
LIABILITIES
Below-market lease liabilities, net	$1,866
Accounts payable and other liabilities	243
Total liabilities	$2,109
A summary of assets and liabilities for the property held for sale as of December 31, 2019 is presented below (in thousands):

2019
ASSETS
Total investment in real estate assets, net	$5,859
Other assets, net	179
Total assets	$6,038
LIABILITIES(1)
Below-market lease liabilities, net	$316
Accounts payable and other liabilities	33
Total liabilities	$349
(1)These amounts are included in Accounts Payable and Other Liabilities on the consolidated balance sheet.